Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 552,562	$ 84,337	¥ 447,572
Less: Allowance for credit losses	(205,056)	(31,298)	(183,290)
Total accounts receivable, net	347,506	53,039	264,282
Accounts receivable, current portion	130,298	19,887	104,251
Accounts receivable, non-current portion	217,208	33,152	160,031
Processing fees
Accounts receivable, net
Accounts receivable, current portion	88,748	13,545	72,072
Accounts receivable, non-current portion	217,208	33,152	160,031
Storage fees
Accounts receivable, net
Accounts receivable, current portion	40,308	6,152	30,907
Others
Accounts receivable, net
Accounts receivable, current portion	¥ 1,242	$ 190	¥ 1,272